Financial risk review - Schedule of Macroeconomic Assumptions Used in the Base, Optimistic and Pessimistic Scenarios (Details)	Dec. 31, 2024	Dec. 31, 2023
Central | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.30%	2.10%
ComEx Growth Index (Var.% )	5.30%	2.50%
Central | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.60%	2.40%
ComEx Growth Index (Var.% )	3.00%	0.20%
Central | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.80%	2.40%
ComEx Growth Index (Var.% )	2.80%	4.90%
Central | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.30%	1.80%
ComEx Growth Index (Var.% )	4.40%	1.40%
Central | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	4.80%	4.20%
ComEx Growth Index (Var.% )	4.50%	3.60%
Central | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.50%	3.40%
ComEx Growth Index (Var.% )	5.80%	4.70%
Central | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.90%	2.30%
ComEx Growth Index (Var.% )	4.20%	2.70%
Central | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.60%	1.80%
ComEx Growth Index (Var.% )	2.10%	0.20%
Upside | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.30%	3.10%
ComEx Growth Index (Var.% )	8.80%	6.00%
Upside | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.70%	3.50%
ComEx Growth Index (Var.% )	6.00%	3.20%
Upside | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.80%	3.40%
ComEx Growth Index (Var.% )	6.80%	8.90%
Upside | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.40%	2.90%
ComEx Growth Index (Var.% )	7.90%	4.90%
Upside | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	6.00%	5.40%
ComEx Growth Index (Var.% )	8.00%	7.10%
Upside | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	4.50%	4.40%
ComEx Growth Index (Var.% )	8.80%	7.70%
Upside | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.90%	3.30%
ComEx Growth Index (Var.% )	7.70%	6.20%
Upside | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.60%	2.80%
ComEx Growth Index (Var.% )	5.10%	3.20%
Downside | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	0.90%	0.70%
ComEx Growth Index (Var.% )	1.30%	(1.50%)
Downside | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.30%	1.10%
ComEx Growth Index (Var.% )	(0.50%)	(3.30%)
Downside | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	0.60%	1.20%
ComEx Growth Index (Var.% )	(1.70%)	0.40%
Downside | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.10%	0.60%
ComEx Growth Index (Var.% )	0.40%	(2.60%)
Downside | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.50%	2.90%
ComEx Growth Index (Var.% )	0.50%	(0.40%)
Downside | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.30%	2.20%
ComEx Growth Index (Var.% )	2.30%	1.20%
Downside | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.70%	1.10%
ComEx Growth Index (Var.% )	0.20%	(1.30%)
Downside | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.% )	0.10%	0.30%
ComEx Growth Index (Var.% )	(1.40%)	(3.30%)